Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Class A Ordinary Shares		Class B Ordinary Shares		Additional paid-in capital	Statutory surplus reserve	Retained Earnings	Accumulated other comprehensive loss	Total Lichen International Limited shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2024		$ 4	[1]	$ 0	[1]	$ 33,355	$ 1,737	$ 42,083	$ (3,997)	$ 73,182	$ 2,383	$ 75,565
Balance (in Shares) at Dec. 31, 2024	[1]	449,500		45,000
Net (loss) income								(9,356)		(9,356)	174	(9,182)
Ordinary shares issue for cash		$ 2	[1]			3,050				3,052		3,052
Ordinary shares issue for cash (in Shares)	[1]	212,500
Business acquisition						(2,781)				(2,781)	(2,557)	(5,338)
Round-up shares (in Shares)	[1]	54,825
Foreign currency translation									154	154		154
Balance at Jun. 30, 2025		$ 6	[1]	$ 0	[1]	33,624	1,737	32,727	(3,843)	64,251		64,251
Balance (in Shares) at Jun. 30, 2025	[1]	716,825		45,000
Balance at Dec. 31, 2025		$ 130	[1]	$ 1	[1]	51,251	1,737	20,121	(2,690)	70,550	0	70,550
Balance (in Shares) at Dec. 31, 2025	[1]	16,216,825		110,000
Net (loss) income								(11,549)		(11,549)		(11,549)
Foreign currency translation									1,874	1,874		1,874
Balance at Jun. 30, 2026		$ 130	[1]	$ 1	[1]	$ 51,251	$ 1,737	$ 8,572	$ (816)	$ 60,875	$ 0	$ 60,875
Balance (in Shares) at Jun. 30, 2026	[1]	16,216,825		110,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.